Benefit Plans (Change in benefit obligations funded status) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	$ (142)	$ (292)
Defined benefit plan repayment of obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	3,839
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	1,510
Defined Benefit Plan, Benefit Obligation	11,368	12,551	$ 14,100
Defined Benefit Plan, Service Cost	0	0	0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0
Defined benefit plan, change in benefit obligation, interest cost	408	457
Defined Benefit Plan, Actuarial Net (Gains) Losses	181	(106)
Defined Benefit Plan, Benefit Obligation, Benefits Paid	1,772	1,900
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant	0	0
Defined Benefit Plan, Benefits Paid (Deprecated 2017-01-31)	(1,772)	(1,900)
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	0	0
Defined Benefit Plan, Plan Assets, Amount	0	0	0
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	0	0
Defined Benefit Plan, Plan Assets, Contributions by Employer	1,772	1,900
Defined Benefit Plan, Funded (Unfunded) Status of Plan	(11,368)	(12,551)
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	0	0
Defined Benefit Plan, Benefit Obligation, Foreign Currency Translation Gain (Loss)	0	0
Other Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	5,872
Defined Benefit Plan, Benefit Obligation	123,190	133,672	148,848
Defined Benefit Plan, Service Cost	1,380	2,394	2,402
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	831
Defined benefit plan, change in benefit obligation, interest cost	2,955	3,255
Defined Benefit Plan, Actuarial Net (Gains) Losses	(3,736)	(4,402)
Defined Benefit Plan, Benefit Obligation, Benefits Paid	6,466	6,150
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant	1,046	743
Defined Benefit Plan, Benefits Paid (Deprecated 2017-01-31)	(6,466)	(6,150)
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	1,045	742
Defined Benefit Plan, Plan Assets, Amount	112,203	117,504	$ 119,441
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	228	6,543
Defined Benefit Plan, Plan Assets, Contributions by Employer	5,071	5,005
Defined Benefit Plan, Funded (Unfunded) Status of Plan	(10,987)	(16,168)
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	(5,179)	(8,077)
Defined Benefit Plan, Benefit Obligation, Foreign Currency Translation Gain (Loss)	$ (5,661)	$ (11,847)